ADVANCED SERIES TRUST
655 BROAD STREET
NEWARK, NJ 07102

April 30, 2020

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-1004

Re:	Advanced Series Trust
Registration Statement on Form N-14 (File No. 811-05186)

Commissioners:

On behalf of the Advanced Series Trust (the “Trust”), a Massachusetts trust, we are hereby filing a Registration Statement of Form N-14 in connection with the special meeting (the “Meeting”) of shareholders of AST AQR Large Cap Portfolio, which is a series of the Trust.

At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the AST Large-Cap Core Portfolio of the assets and liabilities of the AST AQR Large-Cap Portfolio.  These materials include the notice of the Meeting, the prospectus/proxy statement and the form of voting instruction card.

We intend to hold the Meeting in person. However, we are sensitive to the public health and travel concerns our shareholders may have and recommendations that public health officials may issue in light of the evolving coronavirus (COVID-19) situation. As a result, we may impose additional procedures or limitations on Meeting attendees or may decide to hold the Meeting in a different location or solely by means of remote communication. We plan to announce any such updates on our proxy website, and we encouraged our shareholders to check the website prior to the Meeting in the event they plan to attend.

It is proposed that the filing become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 367-7659 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez